Principles underlying preparation of consolidated financial statements and Summary of material accounting policy information (Policies)	12 Months Ended
Dec. 31, 2023
Principles underlying preparation of consolidated financial statements
Basis of preparation
2.1	Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) under the historical cost convention, as modified by the initial recognition of financial instruments based on fair value, and by revaluation of financial instruments categorised at fair value through profit or loss (FVTPL) and at fair value through other comprehensive income (FVOCI). The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated. Despite the risks and uncertainties, the Group is facing disclosed in Note 29, the management believes that the Group will continue to operate on a going concern basis in the foreseeable future. Therefore, these consolidated financial statements are prepared accordingly. The consolidated financial statements are presented in Russian rubles (“RUB”) and all values are rounded to the nearest million (RUB (000,000)) except where otherwise indicated.

Group’s subsidiaries maintain and prepare their accounting records and prepare their statutory accounting reports in accordance with domestic accounting legislation. Standalone financial statements of subsidiaries are prepared in their respective functional currencies (see Note 3.2 below).

Basis of consolidation
2.2	Basis of consolidation

The consolidated financial statements comprise the financial statements of QIWI plc and its subsidiaries as of December 31 each year.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

-	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
-	Exposure, or rights, to variable returns from its involvement with the investee, and
-	The ability to use its power over the investee to affect its returns.

Where the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

-	The contractual arrangement with the other vote holders of the investee,
-	Rights arising from other contractual arrangements,
-	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group losses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full, except for the foreign exchange gains and losses arising on intra-group loans.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

2.	Principles underlying preparation of consolidated financial statements (continued)
2.2	Basis of consolidation (continued)

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

-	Derecognises the assets (including goodwill) and liabilities of the subsidiary.
-	Derecognises the carrying amount of any non-controlling interests, including any components of other comprehensive income attributable to them.
-	Recognises the fair value of the consideration received.
-	Recognises the fair value of any investment retained.
-	Recognises any surplus or deficit in profit or loss.
-	Reclassifies to profit or loss or retained earnings, as appropriate, the amounts previously recognized in OCI as would be required if the Group had directly disposed of the related assets or liabilities.

Changes in accounting policies
2.3	Changes in accounting policies

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2022, except for the adoption of the new and amended IFRS and IFRIC interpretations as of January 1, 2023. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The following amended standards became effective from January 1, 2023, but had no impact on the consolidated financial statements of the Group:

-	IFRS 17 Insurance Contracts (issued in May 2017)
-	Amendments to IFRS 17 Insurance contracts: Initial Application of IFRS 17 and IFRS 9 – Comparative Information (issued in December 2021)
-	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued in February 2021)
-	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (issued in February 2021)
-	Amendments to IAS 12 Income tax: Deferred tax related to assets and liabilities arising from a single transaction (issued in May 2021) and International Tax Reform—Pillar Two Model Rules (issued in May 2023)

Standards issued but not yet effective
2.4	Standards issued but not yet effective

The following other new pronouncements are not expected to have a material impact on the Group’s consolidated financial statements when adopted:

-	Amendments to IAS 1: Classification of liabilities as current or non-current (issued on January 23, 2020) and Non-current Liabilities with Covenants (issued on October 31, 2022) (effective for annual periods beginning on or after January 1, 2024).
-	Amendments to IFRS 16 Lease: Lease Liability in a Sale and Leaseback (issued in September 2022 and effective for annual periods beginning on or after January 1, 2024).
-	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements (issued on May 25, 2023 and effective for annual periods beginning on or after January 1, 2024).
-	Amendments to IAS 21 Foreign Currencies: The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (issued on August 15, 2023 and effective for annual periods beginning on or after January 1, 2025).

Changes in presentation
2.5.	Changes in presentation

In 2023 the Group decided to present Payment processing fees and Other revenue as a single «Revenue from contracts with customers».

The effects of the change in presentation on the previously reported amounts in the consolidated statement of comprehensive income are set out below:

	The years ended December 31		The years ended December 31
	2021	2022	2021	2022

	As previously reported		Restated
Revenue from contracts with customers (continuing)	—	—	1,876	4,004
Revenue from contracts with customers (discontinued)	—	—	34,035	39,048
Payment processing fees	33,397	37,689	—	—
Other revenue	2,514	5,363	—	—

Business combinations and goodwill
3.1	Business combinations and goodwill

Business combinations are accounted for using the acquisition method.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and share-based payment awards of the acquiree that are replaced mandatorily in the business combination.

If a business combination results in the termination of pre-existing relationships between the Group and the acquiree, then the Group identifies any amounts that are not part of what the Group and the acquiree exchanged in the business combination. The Group recognizes as part of applying the acquisition method, only the consideration transferred for the acquiree and the assets acquired and liabilities assumed in the exchange for the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequently, contingent consideration classified as an asset or liability, is measured at fair value with changes in fair value recognized in profit or loss. Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

The Group measures any non-controlling interest at its proportionate interest in the identifiable net assets of the acquiree.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated of the Group’s cash generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquired entity are assigned to those units.

1.Summary of material accounting policy information (continued)
3.1	Business combinations and goodwill (continued)

Where goodwill has been allocated to a cash-generating unit and certain operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed in this circumstance is measured based on the relative values of the operation disposed and the portion of the cash-generating unit retained.

Foreign currency translation
3.2	Foreign currency translation

The consolidated financial statements are presented in Russian rubles (RUB), which is the Company’s functional and the Group’s presentation currency. Each entity in the Group determines its own functional currency, depending on what the underlying economic environment is, and items included in the financial statements of each entity are measured using that functional currency.

The functional currencies of the foreign operations include US Dollar (U.S.$), Kazakhstan tenge (KZT) and others.

The exchange rates of the Russian ruble to each respective currency as of December 31, 2023 and 2022 were as follows:

	Average exchange rates for		Exchange rates at
	the year ended December 31,		December 31,
	2022	2023	2022	2023
US Dollar	68.5494	85.2466	70.3375	89.6883
Euro	72.5259	92.2406	75.6553	99.1919
Kazakhstan Tenge (100)	14.8608	18.6765	15.2583	19.7708

The official exchange rates above are determined daily by the Central Bank of the Russian Federation (further CBR). Market rates may differ from the official rates but the differences are, generally, within narrow parameters monitored by the respective Central Banks. The translation of assets and liabilities denominated in the currencies listed above into RUB for the purposes of these financial statements does not indicate that the Group could realize or settle, in RUB, the reported values of these assets and liabilities. Likewise, it does not indicate that the Group could return or distribute the reported RUB value of capital and retained earnings to its shareholders.

Intangible assets
3.3	Intangible assets
3.3.1	Software and other intangible assets

Software and other intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Following initial recognition of the development expenditure as an asset, the cost model is applied requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. During the period of development, the asset is tested for impairment annually.

3.3.2	Software development costs

Development expenditure on an individual project is recognized as an intangible asset when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the asset and the ability to measure reliably the expenditure during development.

3	Summary of material accounting policy information (continued)
3.3	Intangible assets (continued)
3.3.3	Useful life and amortization of intangible assets

The Group assesses whether the useful life of an intangible asset is finite or indefinite and, if finite, the length of that useful life. An intangible asset is regarded by the entity as having an indefinite useful life when, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity.

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Below is the summary of useful lives of intangible assets:

Bank license	indefinite
Customer relationships	4-15 years
Computer Software	2-9 years
Trademarks and other intangible assets	3-11 years

Amortization periods and methods for intangible assets with finite useful lives are reviewed at least at each financial year-end.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. Indefinite-lived intangible assets include the acquired licenses for banking operations. It is considered indefinite-lived as the related license is expected to be renewed indefinitely.

Impairment of non-financial assets
3.4	Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset, other than goodwill and intangible assets with indefinite useful life, may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, an appropriate valuation model is used.

These calculations are corroborated by valuation multiples, quoted share prices for publicly traded analogues, if applicable, or other available fair value indicators.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s cash generating units (CGU), to which the individual assets are allocated.

These budgets and forecast calculations generally cover a period of three years or longer, when management considers appropriate. For longer periods, a long-term growth rate is calculated and applied to project future cash flows after the last year.

Impairment losses of continuing operations are recognized in profit or loss in those expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Group makes an estimate of recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount.

3.	Summary of material accounting policy information (continued)
3.4	Impairment of non-financial assets (continued)

That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss. The following criteria are also applied in assessing impairment of specific assets:

Goodwill

The Group performs its impairment test of goodwill annually and whenever certain events and circumstances indicate that its carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of the cash-generating units to which the goodwill relates, as higher of its value in use and its fair value less costs to sell. Where the recoverable amount of the cash-generating units is lower than their carrying amount an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Financial assets
3.5	Financial assets
3.5.1	Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

3.5.2	Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

-	Financial assets at amortised cost
-	Financial assets at fair value through OCI with recycling of cumulative gains and losses
-	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition
-	Financial assets at fair value through profit or loss

Financial assets at amortised cost

This category is the most relevant to the Group. The Group measures financial assets at amortised cost if both of the following conditions are met:

-	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and
-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

The Group’s financial assets at amortised cost include cash and cash equivalents, reserves at CBR, debt instruments, trade and other receivables and loans issued.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognised in the profit or loss section of the consolidated statement of comprehensive income.

The Group’s financial assets at fair value through profit or loss include a convertible loan, loans to ventures that did not pass the SPPI test and an option to increase the Group’s share in an associate.

Financial assets at fair value through OCI

For debt securities at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the profit or loss section of consolidated statement of comprehensive income and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss.

The Group’s debt securities at fair value through OCI mostly represent investments in quoted debt securities included under short-term debt securities and deposits.

3.5.3	Impairment - credit loss allowance for ECL

The Group assesses and recognises an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss.

The measurement of ECL reflects:

-	an unbiased and probability weighted amount that is determined by evaluating a range of possible outcomes;
-	the time value of money; and
-	all reasonable and supportable information that is available without undue cost and effort at the end of each reporting period about past events, current conditions and forecasts of future economic conditions.

Debt instruments measured at AC are presented in the consolidated statement of financial position net of the allowance for ECL.

For loan commitments (where those components can be separated from the loan), a separate provision for ECL is recognised as other financial liabilities as part of accounts payable in the consolidated statement of financial position. For debt instruments at FVOCI, an allowance for ECL is recognised in profit or loss and it affects fair value gains or losses recognised in OCI rather than the carrying amount of those instruments.

The Group applies a “three stage” model for impairment in accordance with IFRS 9, based on changes in credit quality since initial recognition:

3.	Summary of material accounting policy information (continued)
3.5	Financial assets (continued)
3.5.3	Impairment - credit loss allowance for ECL (continued)
1.	A financial instrument that is not credit-impaired on initial recognition is classified in Stage 1. Financial assets in Stage 1 have their ECL measured at an amount equal to the portion of lifetime ECL that results from default events possible within the next 12 months (12 month ECL).
2.	If the Group identifies a significant increase in credit risk (“SICR”) since initial recognition, the asset is transferred to Stage 2 and its ECL is measured based on ECL on a lifetime basis (lifetime ECL).
3.	If the Group determines that a financial asset is credit-impaired, the asset is transferred to Stage 3 and its ECL is measured as a lifetime ECL.

For financial assets that are credit-impaired on purchase or at origination, the ECL is always measured at a lifetime ECL. Note 27 provides information about inputs, assumptions and estimation techniques used in measuring ECL, including an explanation of how the Group incorporates forward-looking information in the ECL models.

3.5.4	Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognized when:

-	The rights to receive cash flows from the asset have expired
-	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, and has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Group’s continuing involvement in the asset.

In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Financial liabilities
3.6	Financial liabilities
3.6.1	Initial recognition and measurement

All financial liabilities are recognised initially at fair value, minus, in the case of financial liability not at fair value through profit or loss, transaction costs that are directly attributable to issue of financial liability.

The Group classifies all financial liabilities as subsequently measured at amortised cost (trade and other payables, debt, deposits, customer accounts and amounts due to banks), except for financial liabilities at fair value through profit or loss and financial guarantees.

3.6.2	Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

3.	Summary of material accounting policy information (continued)
3.6	Financial liabilities (continued)
3.6.2	Subsequent measurement (continued)

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. The Group has no such instruments.

Debt and deposits

This is the category most relevant to the Group. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or transaction costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the profit or loss section of the consolidated statement of comprehensive income.

Financial guarantees

Subsequent to initial recognition, the Group’s liability under each guarantee is measured at the higher of the commissions initially recognised less the cumulative amount of income recognised in the consolidated statement of comprehensive income, and an ECL allowance. The commissions received is recognised in the consolidated statement of comprehensive income as revenue on a straight-line basis over the life of the guarantee.

Undrawn loan commitments

Undrawn loan commitments are commitments under which, over the duration of the commitment, the Group is required to provide a loan with pre-specified terms to the customer. Commitments to provide loans are initially recognised at their fair value, which is normally evidenced by the amount of fees received. At the end of each reporting period, the commitments are measured at the amount of the loss allowance determined based on the expected credit loss model. For loan commitments (where those components can be separated from the loan), a separate provision for ECL is recognised as a liability in the consolidated statement of financial position.

3.6.3	Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in profit or loss.

In accordance with terms and conditions of use of e-wallet accounts and system rules, the Group charges a fee on its consumers on the balance of unused accounts after certain period of inactivity and unclaimed payments. Such fees are recorded as revenues in the period a fee is charged.

3.6.4	Offsetting financial assets and liabilities

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position if, and only if:

-	There is a currently enforceable legal right to offset the recognized amounts; and
-	There is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.
-	The right of set-off:
-	Must not be contingent on a future event; and
3.	Summary of material accounting policy information (continued)
3.6	Financial liabilities (continued)
3.6.4	Offsetting financial assets and liabilities (continued)

Must be legally enforceable in all of the following circumstances:

(i)	the normal course of business;
(ii)	the event of default; and
(iii)	the event of insolvency or bankruptcy of the entity and all of the counterparties

Cash and cash equivalents
3.7	Cash and cash equivalents

Cash comprises cash at banks and in hand and short-term deposits with an original maturity of three months or less and are included as a component of cash and cash equivalents for the purpose of the consolidated statement of financial position and consolidated statement of cash flows.

Employee benefits
3.8	Employee benefits
3.8.1	Personnel expenses

Wages and salaries paid to employees are recognized as expenses in the current year. The Group also accrues expenses for future vacation payments and short-term or long-term employee bonuses.

3.8.2	Social contributions and defined contributions to pension fund

Under provisions of the Russian legislation, social contributions include defined contributions to pension and other social funds of Russia and are calculated by the Group by the application of a regressive rate (from 30% to 15% in 2023, 2022 and 2021) to the annual gross remuneration of each employee. In the year 2023 Russian pension and social security funds were combined. For the year ended December 31, 2023 defined contributions to this combined fund of Russia of the Group amounted to 1,439 (2022 – 749 (only pension fund); 2021 – 679 (only pension fund)).

Provisions
3.9	Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made. Where the Group expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain.

If the effect of discounting is material, provisions are determined by discounting the expected value of future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as an interest expense.

Performance guarantees

Performance guarantees are contracts that provide compensation if another party fails to perform a contractual obligation. Performance guarantees do not transfer credit risk. The risk under performance guarantee contracts is the possibility that the failure to perform the contractual obligation by another party occurs. Performance guarantees are initially recognized at their fair value, which is usually equal to the amount of commissions received. The commissions received is recognised in the consolidated statement of comprehensive income as revenue on a straight-line basis over the life of the guarantee. Subsequent to initial recognition, the Group’s liability under each guarantee is measured at the higher of the commissions initially recognised less the cumulative amount of income recognised in the consolidated statement of comprehensive income, and an ECL allowance.

Special contribution for defence of the Republic of Cyprus
3.	Summary of material accounting policy information (continued)
3.10	Special contribution for defense of the Republic of Cyprus

Dividend Distribution

Cyprus entities that do not distribute 70% of their profits after tax, as defined by the relevant tax law, within two years after the end of the relevant tax year, are deemed to have distributed as dividends 70% of these profits. A special contribution for the defense fund of the Republic of Cyprus is levied at the 17% rate for 2021, 2022, 2023 and thereafter will be payable on such deemed dividends distribution. Profits that are attributable to shareholders who are not tax resident of Cyprus and own shares in the Company either directly and/or indirectly at the end of two years from the end of the tax year to which the profits relate, are exempted. The amount of deemed distribution is reduced by any actual dividends paid out of the profits of the relevant year at any time. This special contribution for defense is payable by the Company for the account of the shareholders. The Company’s ultimate shareholder as of December 31, 2023 is non-Cypriot tax resident and as such the Cypriot deemed dividend distribution rules are not applicable.

Dividend income

Dividends received from a non-resident (foreign) company are exempt from the levy of defence contribution if either the dividend paying company derives at least 50% of its income directly or indirectly from activities which do not lead to investment income (“active versus passive investment income test” is met) or the foreign tax burden on the profit to be distributed as dividend has not been substantially lower than the Cypriot corporate income tax rate (i.e. lower than 6.25%) at the level of the dividend paying company (“effective minimum foreign tax test” is met).

The Company has not been subject to defense tax on dividends received from abroad as the dividend paying entities are engaged in other than investing activities.

Revenue from contracts with customers and related cost recognition
3.11	Revenue from contracts with customers and related cost recognition

Revenue from contracts with customers is recognized when control of the services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the services before transferring them to the customer. Revenues and related cost of revenue from services are recognized in the period when services are rendered, regardless of when payment is made.

All performance obligations are either satisfied at a point of time or over time. In the former case they represent a separate instantaneous service, in the latter – a series of distinct services that are substantially the same and that have the same pattern of transfer to the customers. Such performance obligations are invoiced at least monthly. Progress of performance obligations satisfied over time is measured by the output method. The Group recognizes the majority of its revenue at a point of time.

Contract price is allocated separately to each performance obligation. There are generally no variable amounts affecting consideration at the moment such consideration is recognized as revenue. In the rare cases when the variability exists, the Group makes estimate of the amount to be recognized basing on appropriate budgets and models. Consideration from customers does not have any non-cash component. Consideration payable to a customer is accounted for as a reduction of the transaction price and, therefore, a reduction of revenue. Consideration from customers is normally received within a few months and never in more than a year. Consequently, the Group believes it contains no significant financing component.

Within some components of its business, the Group pays remuneration to its employees and third parties for attracting customers. The costs which are incremental to acquisition of new customers are further analysed for recoverability. If this expenditure is expected to be reimbursed by future income, it is capitalized as costs to obtain a contract and amortized during the contract term.

Payment processing fee revenues and related transaction costs

Payment processing fee revenues include the following types:

-	fees for processing of consumer payment (consumer fee and merchant fee),
-	conversion fees.

The Group earns a fee for processing payments initiated by the individuals (“consumers”) to pay to merchants and service providers (“merchants”) or transfer money to other individuals. Payment processing fees are earned from consumers or merchants, or both. Consumers can make payments to various merchants through kiosks or a network of agents and bank-participants of payment system or through the Group’s website or applications using a unique user login and password (e-payments). When a consumer payment is processed, the Group may incur transaction costs to acquire payments payable to agents, bank-participants, mobile operators, international payment systems and other parties. The payment processing fee revenue and related receivable, as well as the transaction cost and the related payable, are recognized at the point when merchants or individuals accept payments from consumers in the gross amount, including fees payable for payment acquisition. Payment processing fees and transaction costs are reported gross. Any fees from agents and other service providers are recorded as reduction of transactions costs unless the fee relates to distinct service rendered by the Group.

The Group generates revenue from the foreign currency conversion when payments are made in currencies different from the country of the consumer, mainly Russia. The Group recognizes the related revenues at the time of conversion in the amount of conversion commission representing the difference between the current Russian or relevant country Central Bank foreign currency exchange rate and the foreign currency exchange rate charged by the Group’s processing system.

Cash and settlement service fees

The Group charges a fee for managing current bank accounts and deposits of individuals and legal entities, including guarantee deposits from agents placed with the bank to cover consumer payments they accept. Related revenue is recorded as services are rendered or as transactions are processed.

Platform and marketing services related fees and costs

The Group recognizes the revenue related to platform and marketing services at a point in time as services are rendered providing that the receiving the consideration is probable. All bonuses, rebates and discounts that the Group pays if favor of the customers is recognized as deduction from revenue.

The Group recognizes related costs upon receiving the services from advertising platforms and traffic providers in line with revenue recognition. All bonuses, rebates and discounts that the Group receives from the suppliers of services are recognized as deduction from costs.

While providing marketing services the Group acts as a principal so marketing services fees and related costs are recognized on a gross basis.

Other revenues

Other revenues include revenues from commissions for issuing guarantees and some other minor activities. Related revenue is recorded as services are rendered.

Recognition of interest income and interest expense
3.12.	Recognition of interest income and interest expense

For all financial instruments measured at amortized cost and financial instruments measured at fair value through other comprehensive income, interest income or expense is recorded using the EIR method. The EIR (and therefore, the amortised cost of the asset) is calculated by taking into account any discount or premium on acquisition, fees and transaction costs that are an integral part of the EIR of the financial instrument.

The Group calculates interest income by applying the EIR to the gross carrying amount of financial assets other than credit-impaired assets. When a financial asset becomes credit-impaired and is, therefore, regarded as ‘Stage 3’, the Group calculates interest income by applying the effective interest rate to the net amortised cost of the financial asset. If the financial assets restore and is no longer credit-impaired, the Group reverts to calculating interest income on a gross basis.

Interest income from bank loans and short-term and long-term investments performed as part of the Group’s treasury function is classified as part of revenues. Interest income derived from loans issued to various third and related parties as part of other arrangements is classified as interest income. All interest received from loans and investments is shown as cash inflows from operating activity in the consolidated statement of cash flows.

Interest expense from bank borrowings intended to attract funds for reinvestment is classified as part of cost of revenue. Interest expense derived from borrowings attracted from various third parties as part of other arrangements is classified as interest expense not as part of cost of revenue. All interest paid on borrowings is shown as cash outflows from operating activity in the consolidated statement of cash flows.

Non-current assets held for sale and discontinued operations
3.13	Non-current assets held for sale and discontinued operations

Non-current assets and disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which is expected to qualify for recognition as a completed sale within one year from the date of classification. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. An impairment loss for any initial or subsequent write-down of the asset or disposal group to fair value less costs to sell is recognized within the results of discontinued operations. In the case of impairment losses recognition, allocation would be first to goodwill and then to other assets on a pro rata basis. If the fair value less costs to sell of a disposal group is below its carrying amount, but the carrying amount of assets is insufficient to absorb the impairment loss, then the amount of the impairment loss recognized is generally limited to the carrying amount of non-current assets within the disposal group to which the measurement requirements apply.

Income and expenses from discontinued operations are reported separately from income and expenses from continuing operations, down to the level of profit after taxes, even when the Group retains a non-controlling interest in the subsidiary after the sale.

Property, equipment and intangible assets, either individually or as part of a disposal group, that are classified as held for sale are not depreciated or amortized.